Earnings Per Share Earnings Per Share (Notes)	3 Months Ended
Jun. 28, 2013
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Table Text Block]
Basic earnings per common share (EPS) and diluted earnings per share are calculated as follows:

	Quarter Ended
(Amounts in millions, except per-share amounts)	June 28, 2013	June 29, 2012

Net income attributable to CSC common shareholders
From continuing operations	$142	$19
From discontinued operations	14	21
	$156	$40
Common share information:
Weighted average common shares outstanding for basic EPS	149.854	155.227
Dilutive effect of stock options and equity awards	2.384	0.420
Shares for diluted earnings per share	152.238	155.647

Earnings per share – basic and diluted:
Basic EPS:
Continuing operations	$0.95	$0.13
Discontinued operations	0.09	0.13
Total	$1.04	$0.26

Diluted EPS:
Continuing operations	$0.93	$0.13
Discontinued operations	0.09	0.13
Total	$1.02	$0.26